Post-Employment Benefits - Summary of Net Remeasurement Gains (Losses) Recognized in OCI (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023
Pension plan [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligation	$ (699)	$ 447	$ (448)
Net actuarial gains (losses) on plan assets	626	(606)	342
Changes in asset ceiling excluding interest income	(1)	2	(1)
Net remeasurement gains (losses) recognized in OCI	(74)	(157)	(107)
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligation	(35)	26	(23)
Net remeasurement gains (losses) recognized in OCI	$ (35)	$ 26	$ (23)